Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	¥ 3,826,147	$ 538,902	¥ 3,888,346
Disposal of subsidiaries or business	(5,324)	(750)	(62,199)
Ending Balance	¥ 3,820,823	$ 538,152	¥ 3,826,147